AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 98.3%
Common Stocks
Aerospace & Defense — 0.5%
Embraer SA (Brazil), ADR(a)	379,100	$ 6,539,475
Auto Components — 2.7%
Adient PLC(a)	566,600	13,009,136
Magna International, Inc. (Canada)	493,200	26,302,356
		39,311,492
Automobiles — 3.9%
General Motors Co.	1,218,900	45,684,372
Harley-Davidson, Inc.(a)	309,400	11,129,118
		56,813,490
Banks — 13.0%
Bank of America Corp.	1,023,754	29,862,904
Citigroup, Inc.	779,860	53,872,729
Citizens Financial Group, Inc.	873,500	30,895,695
Wells Fargo & Co.	1,470,183	74,156,030
		188,787,358
Beverages — 0.7%
PepsiCo, Inc.	76,200	10,447,020
Building Products — 1.0%
Johnson Controls International PLC	326,907	14,347,948
Capital Markets — 5.7%
Goldman Sachs Group, Inc. (The)	260,200	53,921,246
State Street Corp.	482,400	28,553,256
		82,474,502
Communications Equipment — 1.3%
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	2,349,300	18,747,414
Consumer Finance — 3.6%
Capital One Financial Corp.	347,200	31,588,256
Discover Financial Services	244,700	19,842,723
		51,430,979
Containers & Packaging — 1.7%
International Paper Co.	591,900	24,753,258
Diversified Financial Services — 1.6%
AXA Equitable Holdings, Inc.	1,039,500	23,035,320
Electric Utilities — 3.0%
PPL Corp.	923,700	29,087,313
Southern Co. (The)	243,200	15,022,464
		44,109,777
Electronic Equipment, Instruments & Components — 2.5%
Corning, Inc.(a)	1,263,700	36,040,724
Energy Equipment & Services — 2.1%
National Oilwell Varco, Inc.	1,430,500	30,326,600
Food Products — 0.8%
Mondelez International, Inc. (Class A Stock)	203,100	11,235,492
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies — 3.5%
Koninklijke Philips NV (Netherlands), NVDR(a)	148,838	$ 6,865,897
Medtronic PLC	284,400	30,891,528
Zimmer Biomet Holdings, Inc.	93,300	12,807,291
		50,564,716
Health Care Providers & Services — 2.5%
Anthem, Inc.	95,500	22,929,550
UnitedHealth Group, Inc.	59,700	12,974,004
		35,903,554
Industrial Conglomerates — 4.6%
General Electric Co.	7,475,700	66,832,758
Insurance — 6.1%
American International Group, Inc.	1,160,200	64,623,140
Travelers Cos., Inc. (The)	162,200	24,117,518
		88,740,658
Machinery — 4.6%
CNH Industrial NV (United Kingdom)(a)	2,729,700	27,706,455
Cummins, Inc.(a)	191,500	31,151,305
PACCAR, Inc.	102,300	7,162,023
		66,019,783
Media — 5.8%
CBS Corp. (Class B Stock)	323,000	13,039,510
Comcast Corp. (Class A Stock)	859,100	38,728,228
Discovery, Inc. (Class C Stock)*	1,327,500	32,683,050
		84,450,788
Oil, Gas & Consumable Fuels — 9.8%
Apache Corp.(a)	1,010,300	25,863,680
Hess Corp.(a)	462,400	27,965,952
Marathon Oil Corp.	2,075,000	25,460,250
Marathon Petroleum Corp.	218,561	13,277,581
Murphy Oil Corp.(a)	1,045,700	23,120,427
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	434,293	25,558,143
		141,246,033
Personal Products — 1.4%
Unilever PLC (United Kingdom), ADR(a)	326,500	19,622,650
Pharmaceuticals — 2.3%
GlaxoSmithKline PLC (United Kingdom), ADR(a)	504,800	21,544,864
Sanofi (France), ADR	252,900	11,716,857
		33,261,721
Semiconductors & Semiconductor Equipment — 1.0%
Texas Instruments, Inc.	116,000	14,991,840
Software — 7.4%
Microsoft Corp.	431,550	59,998,397
Oracle Corp.	856,800	47,149,704
		107,148,101
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AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 3.1%
Hewlett Packard Enterprise Co.	2,978,000	$ 45,176,260
Wireless Telecommunication Services — 2.1%
Vodafone Group PLC (United Kingdom), ADR	1,510,645	30,076,942

Total Long-Term Investments (cost $1,358,975,615)		1,422,436,653
Short-Term Investments — 11.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	22,006,386	22,006,386
PGIM Institutional Money Market Fund (cost $149,477,065; includes $149,178,944 of cash collateral for securities on loan)(b)(w)	149,461,316	149,476,262

Total Short-Term Investments (cost $171,483,451)		171,482,648

TOTAL INVESTMENTS—110.1% (cost $1,530,459,066)		1,593,919,301

Liabilities in excess of other assets — (10.1)%		(146,204,059)

Net Assets — 100.0%		$ 1,447,715,242

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
NVDR	Non-voting Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $146,021,570; cash collateral of $149,178,944 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2